STOCKHOLDERS' INVESTMENT, EARNINGS PER SHARE AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), Anti-dilutive Securities (Details) - $ / shares	7 Months Ended	12 Months Ended
	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Options
Antidilutive Securities [Abstract]
Antidilutive securities excluded from computation of earnings per share, outstanding	3,175,849	2,490,483	2,890,140
Antidilutive securities excluded from computation of earnings per share, weighted average exercise price (in dollars per share)	$ 26.58	$ 34.20	$ 38.77
Restricted Stock Awards
Antidilutive Securities [Abstract]
Antidilutive securities excluded from computation of earnings per share, outstanding	646,714	581,677	547,927
Antidilutive securities excluded from computation of earnings per share, weighted average exercise price (in dollars per share)	$ 8.51	$ 9.33	$ 21.00